Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events:

Reverse stock split. On January 8, 2026, Icon effected the January 2026 Reverse Stock Split, whereby every five of its issued and outstanding common shares were automatically converted into one, without any change in the par value per share or the total number of common shares Icon is authorized to issue. Fractional shares were settled in cash. The Reverse Stock Split did not (i) affect any common shareholder’s ownership percentage (except as a result of the cancellation of fractional shares), (ii) have any direct impact on the market capitalization of the Company, or (iii) modify any voting rights or other terms of the common shares. Immediately before the January 2026 Reverse Stock Split, Icon had 3,460,000 issued and outstanding common shares, which were reduced to 691,977 issued and outstanding common shares.

Shares issued under the SEPA. Subsequent to the end of the reporting period and through the date these consolidated financial statements were issued, the Company issued 1,816,493 common shares pursuant to Advances under the SEPA for aggregate net proceeds of $5,783.

ATM Agreement: On February 4, 2026, the Company entered into an at-the-market offering agreement (the “ATM Agreement”) with Maxim Group LLC (“Maxim”). Under the terms of the ATM Agreement, the Company may, from time to time, offer and sell its common shares having an aggregate offering value of up to $3,400 to or through Maxim, acting as sales agent. The timing and amount of any sales under the ATM Agreement are at the Company’s sole discretion. The holder of the Series A Preferred Shares has deemed any shares sold under the ATM Agreement to be “Excluded Shares” as defined in the terms of the Series A Preferred Shares and, therefore, all potential adjustments to the Pre-Determined Price as a result of the sale and issuance of common shares pursuant to the ATM Agreement have been waived. Through the date these consolidated financial statements were issued, the Company issued 27,500 common shares pursuant to the ATM Agreement for aggregate net proceeds of $42.